Income Taxes (Movement of valuation allowance of deferred tax assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Taxes [Abstract]
Balance as of January 1	¥ 4,676	$ 673	¥ 7,101	¥ 5,569
Additions	6,838	985	2,121	3,153
Reversals	(112)	(16)	(4,546)	(1,621)
Balance as of December 31	¥ 11,402	$ 1,642	¥ 4,676	¥ 7,101